STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.2%
Automobiles & Components - 1.6%
Stoneridge	36,772	[a]	759,710
Visteon	23,817	[a]	1,631,465
			2,391,175
Banks - 16.9%
Banner	49,263		1,871,994
Boston Private Financial Holdings	118,895		817,998
Central Pacific Financial	70,664		1,132,744
Columbia Banking System	65,737		1,863,315
Essent Group	51,058		1,851,874
First Bancorp	31,619		793,005
First Interstate BancSystem, Cl. A	59,058		1,828,436
Frost Bankers	28,839		2,154,562
Heritage Commerce	99,038		743,280
Heritage Financial	37,330		746,600
Old National Bancorp	108,483		1,492,726
Seacoast Banking Corp. of Florida	60,036	[a]	1,224,734
UMB Financial	47,606		2,454,089
United Community Banks	120,926		2,433,031
Webster Financial	117,446		3,360,130
			24,768,518
Capital Goods - 12.4%
Aerojet Rocketdyne Holdings	75,933	[a]	3,009,984
Construction Partners, Cl. A	56,027	[a,b]	995,040
Dycom Industries	23,014	[a]	941,042
EMCOR Group	12,004		793,945
EnerSys	28,547		1,837,856
Granite Construction	70,588	[b]	1,351,054
Kaman	19,684		818,855
Kennametal	26,620		764,260
Lindsay	14,754		1,360,466
Rexnord	58,382		1,701,835
The Gorman-Rupp Company	8,895		276,457
The Greenbrier Companies	71,233		1,620,551
TriMas	48,527	[a]	1,162,222
Valmont Industries	6,746		766,481
Wabash National	65,567		696,322
			18,096,370
Commercial & Professional Services - 2.0%
Huron Consulting Group	13,816	[a]	611,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Commercial & Professional Services - 2.0% (continued)
Knoll	71,173		867,599
Korn Ferry	46,289		1,422,461
			2,901,418
Consumer Durables & Apparel - 5.1%
Helen of Troy	6,421	[a]	1,210,744
KB Home	50,286		1,542,774
Oxford Industries	30,044	[b]	1,322,236
SKECHERS USA, Cl. A	67,277	[a]	2,111,152
TRI Pointe Group	82,645	[a]	1,214,055
			7,400,961
Consumer Services - 1.2%
The Cheesecake Factory	75,762	[b]	1,736,465
Diversified Financials - 1.9%
Federated Hermes	62,212		1,474,424
LPL Financial Holdings	17,677		1,385,877
			2,860,301
Energy - 3.3%
Cactus, Cl. A	91,564		1,888,965
Dril-Quip	35,685	[a]	1,063,056
Helix Energy Solutions Group	545,069	[a]	1,891,389
			4,843,410
Food & Staples Retailing - .5%
The Chefs' Warehouse	49,459	[a]	671,653
Health Care Equipment & Services - 5.6%
Acadia Healthcare	55,573	[a,b]	1,395,994
Evolent Health, Cl. A	103,756	[a,b]	738,743
LHC Group	22,053	[a]	3,844,279
Natus Medical	38,809	[a]	846,812
NuVasive	25,284	[a]	1,407,307
			8,233,135
Insurance - 1.7%
Kemper	20,270		1,469,980
Safety Insurance Group	12,917		985,050
			2,455,030
Materials - 5.9%
Alamos Gold, Cl. A	84,139		789,224
Boise Cascade	13,311		500,627
Cabot	43,661		1,617,640
Carpenter Technology	54,683		1,327,703
Chase	6,424		658,460
Coeur Mining	303,950	[a]	1,544,066
Schnitzer Steel Industries, Cl. A	68,473		1,207,864
Stepan	10,362		1,006,150
			8,651,734

Description	Shares		Value ($)
Common Stocks - 98.2% (continued)
Media & Entertainment - 3.2%
Gray Television	137,030	[a]	1,911,569
John Wiley & Sons, Cl. A	9,289		362,271
MSG Networks, Cl. A	122,087	[a,b]	1,214,766
TEGNA	102,222		1,138,753
			4,627,359
Real Estate - 10.7%
Agree Realty	29,099	[c]	1,912,095
Cousins Properties	25,286	[c]	754,281
Equity Commonwealth	54,640	[c]	1,759,408
Newmark Group, Cl. A	223,863		1,087,974
Physicians Realty Trust	148,743	[c]	2,605,977
Potlatchdeltic	70,749	[c]	2,690,584
Rayonier	37,329	[c]	925,386
STAG Industrial	20,041	[c]	587,602
Sunstone Hotel Investors	218,873	[c]	1,783,815
Weingarten Realty Investors	83,621	[c]	1,582,946
			15,690,068
Retailing - 3.0%
Dick's Sporting Goods	18,342		756,791
Dillard's, Cl. A	40,401	[b]	1,041,942
Kohl's	49,757		1,033,453
Nordstrom	21,524	[b]	333,407
Urban Outfitters	78,859	[a]	1,200,234
			4,365,827
Semiconductors & Semiconductor Equipment - 3.2%
Diodes	56,283	[a]	2,853,548
First Solar	37,084	[a]	1,835,658
			4,689,206
Software & Services - 6.9%
CSG Systems International	41,131		1,702,412
KBR	84,303		1,901,033
MAXIMUS	5,246		369,581
Mimecast	34,953	[a]	1,456,142
NIC	60,797		1,395,899
Progress Software	26,082		1,010,678
Verint Systems	49,734	[a]	2,246,982
			10,082,727
Technology Hardware & Equipment - 3.9%
Coherent	17,899	[a]	2,344,411
FLIR Systems	35,658		1,446,645
NETGEAR	75,205	[a]	1,947,057
			5,738,113
Transportation - 3.2%
Echo Global Logistics	19,307	[a]	417,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.2% (continued)
Transportation - 3.2% (continued)
JetBlue Airways		140,889	[a]	1,535,690
SkyWest		83,949		2,738,416
				4,691,523
Utilities - 6.0%
Avista		44,056		1,603,198
Chesapeake Utilities		15,818		1,328,712
NorthWestern		27,332		1,490,141
PNM Resources		34,610		1,330,408
Portland General Electric		36,369		1,520,588
Southwest Gas Holdings		22,851		1,577,862
				8,850,909
Total Common Stocks (cost $144,477,629)				143,745,902

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 Value ETF (cost $1,397,224)		15,108		1,472,426
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $967,069)	0.22	967,069	[d]	967,069

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,332,058)	0.22	2,332,058	[d]	2,332,058
Total Investments (cost $149,173,980)		101.5%		148,517,455
Liabilities, Less Cash and Receivables		(1.5%)		(2,221,160)
Net Assets		100.0%		146,296,295

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2020, the value of the fund’s securities on loan was $7,591,557 and the value of the collateral was $8,066,788, consisting of cash collateral of $2,332,058 and U.S. Government & Agency securities valued at $5,734,730.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	143,745,902	-	-	143,745,902
Exchange-Traded Funds	1,472,426	-	-	1,472,426
Investment Companies	3,299,127	-	-	3,299,127

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2020, accumulated net unrealized depreciation on investments was $656,525, consisting of $13,442,012 gross unrealized appreciation and $14,098,537 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.